Financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ 6,720	$ 7,084	$ 12,971
Cash and Cash Equivalents [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	6,154	7,068	13,391
Investments [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	912	0	0
Receivables [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	0	263	35
Accounts Payable and Accrued Liabilities [Member]
Disclosure of reclassification of financial assets [line items]
Foreign Exchange Credit Risk	$ (346)	$ (247)	$ (455)